Business Segment Information	3 Months Ended
Mar. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Business Segment Information

15. Segment and Corporate Information

In 2015, the Company increased its operating segments from three to four segments to align with the way in which it is currently managed. The operating segments are the North America Segment, the EMEA Segment, the Asia-Pacific Segment and the Latin America Segment. Accordingly, the two reporting segments disclosed in prior years (the North America Segment and the International Segment, which was comprised of EMEA, Asia-Pacific and Latin America) have now been reclassified into four reporting segments during 2015.

Management evaluates each segment using measures that reflect all of the segment's controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate U.S. GAAP measures are revenue, operating income and operating income margin. The Company does not include income taxes as it believes this is outside the segments' control. Financing is a corporate function, which the Company's segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measurement. Similarly, the Company does not allocate certain costs, which relate primarily to certain headquarter overhead charges, including accounting and finance, because the Company believes that these costs are also not within the control of the individual segments. Production of products, production asset management, quality management and procurement are centrally managed at Corporate. The Company's global research and development is also centrally managed at Corporate. These Corporate activities do not fulfill the definition of a segment. Products are transferred to the segments at cost; therefore no internal profit is generated. The associated internal revenues for the product transfers and their elimination are recorded as Corporate activities. Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations. In addition, certain revenues, investments and intangible assets, as well as any related expenses, are not allocated to a segment but are accounted for as Corporate.

Information pertaining to the Company's segment and Corporate activities for the three-month periods ended March 31, 2015 and 2014 is set forth below.

	North America Segment	EMEA Segment	Asia-Pacific Segment	Latin America Segment	Segment Total	Corporate	Total

2015
Net revenue external customers	$2,771,479	$629,006	$353,038	$197,880	$3,951,403	$8,524	$3,959,927
Inter - segment revenue	1,290	0	0	99	1,389	(1,389)	-
Revenue	2,772,769	629,006	353,038	197,979	3,952,792	7,135	3,959,927
Operating income	340,084	141,256	84,512	17,857	583,709	(79,309)	504,400
Depreciation and amortization	(97,190)	(28,327)	(10,831)	(4,812)	(141,160)	(34,694)	(175,854)
Income (loss) from equity method investees	4,506	1,063	362	273	6,204	-	6,204
Total assets	16,980,212	3,326,825	1,790,211	684,152	22,781,400	2,325,344	25,106,744
thereof investments in equity method investees	270,983	210,902	105,968	24,512	612,365	-	612,365
Capital expenditures, acquisitions and investments (1),(2)	121,232	30,750	12,929	5,459	170,370	52,722	223,092

2014(3)
Net revenue external customers	$2,392,907	$732,344	$242,780	$185,774	$3,553,805	$9,787	$3,563,592
Inter - segment revenue	1,280	-	-	-	1,280	(1,280)	-
Revenue	2,394,187	732,344	242,780	185,774	3,555,085	8,507	3,563,592
Operating income	335,562	127,800	34,091	18,555	516,008	(71,113)	444,895
Depreciation and amortization	(87,649)	(32,781)	(7,526)	(4,714)	(132,670)	(34,497)	(167,167)
Income (loss) from equity method investees	10,551	1,164	539	268	12,522	-	12,522
Total assets	14,860,218	4,099,282	1,483,338	685,029	21,127,867	2,294,810	23,422,677
thereof investments in equity method investees	300,110	298,359	135,443	-	733,912	-	733,912
Capital expenditures, acquisitions and investments (4)	204,899	42,070	12,090	10,477	269,536	67,252	336,788

(1) EMEA, Asia-Pacific and Latin America acquisitions exclude $12,887, $33,960 and $309, respectively, of non-cash acquisitions for 2015.
(2) Business combinations during the last twelve months increased the Company´s Net Income (Net Income attributable to the shareholders of FMC-AG & Co. KGaA) in Q1 2015 by $678, including the costs of the acquisitions.
(3) Prior year information was adjusted to conform to the current year´s presentation due to the disaggregation of the International Segment disclosed previously into the EMEA Segment, Asia-Pacific Segment and Latin America Segment.
(4) EMEA, Asia-Pacific and Latin America acquisitions exclude $1,515, $4,376 and $1,678, respectively, of non-cash acquisitions for 2014.